Income Taxes - Schedule of Components of Income Tax (Benefit) Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of Income Tax (Benefit) Expenses [Abstract]
Current	$ 1,791	$ 2,982	$ 24,988
Deferred	(1,990,055)	(30,804,128)
Total	$ (1,988,264)	$ (30,801,146)	$ 24,988